Noncontrolling interests	12 Months Ended
Dec. 31, 2011
Noncontrolling interests
Noncontrolling interests

16.  Noncontrolling interests

Noncontrolling interests are the third-party interests in certain entities in which we have a controlling interest. These entities owned seven properties and three development parcels as of December 31, 2011, and are included in our consolidated financial statements.   Noncontrolling interests are adjusted for additional contributions and distributions, the proportionate share of the net earnings or losses, and other comprehensive income or loss.  Distributions, profits, and losses related to these entities are allocated in accordance with the respective operating agreements.

Certain of our noncontrolling interests have the right to require us to redeem their ownership interests in the respective entities.  We classify these ownership interests in the entities as redeemable noncontrolling interests outside of total equity in the accompanying consolidated balance sheets.  Redeemable noncontrolling interests are adjusted for additional contributions and distributions, the proportionate share of the net earnings or losses, and other comprehensive income or loss. Distributions, profits, and losses related to these entities are allocated in accordance with the respective operating agreements.  If the carrying amount of a redeemable noncontrolling interest is less than the maximum redemption value at the balance sheet date, such amount is adjusted to the maximum redemption value.  Subsequent declines in the redemption value are recognized only to the extent that previously recorded increases have been recorded pursuant to the preceding sentence.  As of December 31, 2011 and 2010, our redeemable noncontrolling interest balances were approximately $16.0 million and $15.9 million, respectively.  Our remaining noncontrolling interests aggregating approximately $42.6 million and $41.6 million as of December 31, 2011 and 2010, respectively, do not have rights to require us to purchase their ownership interests and are classified in total equity in the accompanying consolidated balance sheets.